Commitments and contingent liabilities, Environmental costs (Details) $ in Millions	Dec. 31, 2019 USD ($) site	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and contingent liabilities
Provisions	$ 1,564	$ 891	$ 1,468	$ 1,418
Environmental costs and liabilities | Minimum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	86	71	87
Environmental costs and liabilities | Maximum
Commitments and contingent liabilities
Estimated financial effect of contingent liabilities	143	118	144
Environmental
Commitments and contingent liabilities
Provisions	$ 96	$ 97	$ 59	$ 59
Zeneca, Inc. | Environmental costs and liabilities
Commitments and contingent liabilities
Number of sites likely to incur future environmental investigation or consequences | site	13